GOF P12 09/24

FRANKLIN STRATEGIC SERIES

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED SEPTEMBER 5, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI’)

OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of Franklin Growth Opportunities Fund and Franklin Large Cap Growth VIP Fund:

1) The following is added to the section titled “Fund Summaries – Portfolio Managers” in each fund’s Summary Prospectus and Prospectus:

Anthony Hardy, CFA
Vice President and Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

2) The following is added to the section titled “Fund Details – Management” in each fund’s Prospectus:

Anthony Hardy, CFA Vice President and Portfolio Manager of Advisers
Mr. Hardy has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2015.

3) The following is added to the table in the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Anthony Hardy*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	15	485.2	None	None
	Other Accounts	None	None	None	None

*Information is provided as of July 31, 2024.

4) The following is added to the SAI of Franklin Growth Opportunities Fund in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares”:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Anthony Hardy*	$100,001 - $500,000
*Information is provided as of July 31, 2024

5) The following is added to the SAI of Franklin Large Cap Growth VIP Fund in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares”:

As of July 31, 2024, Anthony Hardy did not own any shares of the Fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund..……	September 1, 2024

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Large Cap Growth VIP Fund……	May 1, 2024

Please retain this supplement for future reference.